INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning Balance	$ 2,327	$ 4,246
Additions		183
Gain (Loss) on Equity Method Investments	14	(2,102)
Ending Balance	2,341	2,327
LOB Group, Inc.
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning Balance	0	2,303
Additions		0
Gain (Loss) on Equity Method Investments	0	(2,303)
Ending Balance	0	0
5042 Real Estate Investment, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning Balance	1,971	1,780
Additions		0
Gain (Loss) on Equity Method Investments	194	191
Ending Balance	2,165	1,971
Reeform, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning Balance	164	0
Additions		183
Gain (Loss) on Equity Method Investments	(164)	(19)
Ending Balance	0	164
Lompoc TIC, LLC
Income (Loss) from Equity Method Investments [Roll Forward]
Beginning Balance	192	163
Additions		0
Gain (Loss) on Equity Method Investments	(16)	29
Ending Balance	$ 176	$ 192